Financial instruments and risk management - Capital and liquidity risk management - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net debt of the group	$ (3,651,000,000)	$ 255,000,000	$ (3,845,000,000)
Loss on early redemption of bonds	0	94,000,000	256,000,000
Aggregate cash outflow before fees		1,900,000,000	$ 2,500,000,000
Borrowings	14,115,000,000	12,752,000,000
Expected unconditional royalty payments to be received	$ 124,000,000	158,000,000
Percentage of change in spot price	(15.00%)
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings at fair value	$ 7,700,000,000	7,500,000,000
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,200,000,000	4,200,000,000
Decrease in carrying value of forward contract due to long-term metal pricing assumptions		22,000,000
Increase in carrying value of forward contract due to long-term metal pricing assumptions		14,000,000
Percentage of change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 214,000,000	181,000,000
Decrease in carrying value of forward contract due to decrease in spot price	$ 57,000,000	95,000,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Net debt of the group		$ (300,000,000)
Net debt to total capital percentage	7.00%	(1.00%)
Description of interest coverage on debt	28	22
Liquidity risk [member] | Rio Tinto Finance (USA) plc and Rio Tinto Finance (USA) Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Loss on early redemption of bonds		$ 51,000,000
Buy-back of bonds		1,900,000,000
Aggregate cash outflow before fees		2,000,000,000
Capital And Liquidity Risk Management [Member]
Disclosure of detailed information about financial instruments [line items]
Net debt of the group	$ (3,651,000,000)	255,000,000
Description of rating agencies used	Standard & Poor’s and Moody’s investor services
Bottom of range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	40.00%
Top of range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	60.00%
Credit Facility Due November 2022 [Member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowing maturity	$ 5,600,000,000
Borrowings	1,900,000,000
Aluminium embedded derivatives separated from the power contract [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives with fair value	$ 120,000,000	338,000,000
Aluminium forward contracts [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative commodity price per metric tonne		2,426
Aluminium forward contracts [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative commodity price per metric tonne		2,507
I F R S16 [Member] | Capital And Liquidity Risk Management [Member]
Disclosure of detailed information about financial instruments [line items]
Net debt of the group		$ (1,200,000,000)